Business Combination, Significant Transaction and Sale of Business (Details Textual) ₪ / shares in Units, ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Jan. 03, 2017 USD ($)	Dec. 31, 2016 ₪ / shares shares	May 09, 2016 USD ($)	Dec. 23, 2014
Business Combination, Significant Transaction and Sale of Business (Textual)
Ordinary shares issued | shares	15,307,402		15,297,402
Ordinary shares price per share | ₪ / shares	₪ 1		₪ 1
TSG IT Advanced Systems Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total purchase price				$ 51,532
Percentage of assets acquired				50.00%
Total assets acquired net of acquired cash				$ 25,766
Investment in Sapiens [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired					50.20%
Michpal Micro Computers (1983) Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash	₪ 85,000	$ 22,106